Income Taxes - Additional Information (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($) TaxReturnExamination	Jun. 30, 2018 USD ($) TaxReturnExamination	Dec. 31, 2017 USD ($)
Income Tax Disclosure [Line Items]
Income tax benefit	$ 334,000	$ 334,000
Income tax expense in other comprehensive loss related to unrealized gain on available-for-sale securities	800,000	800,000
Unrecognized tax benefits	$ 0	$ 0	$ 0
Income tax examination, description		The income tax returns are generally subject to tax examinations for the tax years ended December 31, 2013 through December 31, 2017.
Number of pending income tax return examinations | TaxReturnExamination	0	0
Accrued Expenses and Other Liabilities
Income Tax Disclosure [Line Items]
Accrued income tax provision	$ 500,000	$ 500,000